Note 36 - Transactions on behalf of third parties (Notes)	12 Months Ended
Dec. 31, 2019
Transactions On Behalf Of Third Parties Abstract
Transactions On Behalf Of Third Parties Explanatory

36. Transactions on behalf of third parties

As of December 31, 2019, 2018 and 2017 the details of the relevant transactions on behalf of third parties are as follows:

Transactions on behalf of third parties. Breakdown by concepts (Millions of Euros)
	2019	2018	2017
Financial instruments entrusted to BBVA by third parties	693,377	628,417	624,822
Conditional bills and other securities received for collection	13,133	13,484	14,775
Securities lending	7,129	4,866	5,485
Total	713,639	646,768	645,081